INCOME TAXES - Major components (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current income tax:
Current taxes	$ 8,450	$ 8,079
Current taxes referring to previous periods	(1,854)	(819)
Withholding taxes and other	110	120
Total current income tax	6,706	7,380
Deferred income tax:
Origination and reversal of temporary differences	(25,660)	(71,195)
Impact of changes in tax rates	0	(17,330)
Withholding taxes on profits of subsidiaries	86	0
Deferred tax expense arising from the write-down, or reversal of a previous write-down, of a deferred tax asset	8,877	16,771
Other	502	709
Total deferred income tax	(16,195)	(71,045)
Income tax recovery	$ (9,489)	$ (63,665)